Financial Instruments - Analysis of Movements in Interest Rates (Detail) - Interest rate risk [member] ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)
0.50% increase in interest rate [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings interest rate	0.50%	0.50%
Increase in interest expense due to potential increase in interest rate	₨ (1,323)	$ (17)	₨ (1,048)
1.00% increase in interest rate [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings interest rate	1.00%	1.00%
Increase in interest expense due to potential increase in interest rate	₨ (2,647)	$ (35)	(2,095)
2.00% increase in interest rate [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings interest rate	2.00%	2.00%
Increase in interest expense due to potential increase in interest rate	₨ (5,293)	$ (70)	₨ (4,191)